ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Dissolution expenses and net of taxes payable	$ 100,000	$ 100,000
Working capital deficit	$ 183,113	$ 109,885
Proposed Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share	$ 10.05	$ 10.05